Average Annual Total Returns - FidelityMunicipalIncome2025Fund-AIPRO - FidelityMunicipalIncome2025Fund-AIPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2024
Fidelity Advisor Municipal Income 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(0.24%)
Past 5 years	1.04%
Since Inception	0.98%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.24%)
Past 5 years	1.04%
Since Inception	0.98%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.51%
Past 5 years	1.16%
Since Inception	1.11%	[1]
Fidelity Advisor Municipal Income 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	2.84%
Past 5 years	1.84%
Since Inception	1.66%	[2]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.18%
IXZHF
Average Annual Return:
Past 1 year	2.91%
Past 5 years	2.03%
Since Inception	1.87%

[1]	A From May 25, 2017 .
[2]	B From May 25, 2017 .